Leases (Tables)	12 Months Ended
Sep. 30, 2023
Leases
Schedule of Lease Expenses

The components of lease expense for the years ended September 30, 2023 and 2022 are as follows:

Lease expense	2023	2022
Operating lease expense	$90,837	$94,828
Variable lease expense	5,978	5,339
Total lease cost	$96,815	$100,167

Schedule of Operating Lease Liabilities

Cash flow information related to operating leases for the years ended September 30, 2023 and 2022 is as follows:

Cash paid for amounts included in the measurement of lease liabilities:	2023	2022
Operating cash flows from operating leases	$79,259	$98,101

Schedule of Future Minimum Lease Payments

Future minimum lease payments under non-cancellable leases at September 30, 2023 are as follows:

Fiscal year
2024	$93,614
2025	95,487
2026	48,216
Total undiscounted lease payments	237,317
Less: imputed interest	(33,406)
Total lease liabilities	$203,911

Schedule of Deferred Tax Assets and Liabilities

The tax effects of the temporary differences that gave rise to deferred taxes were as follows:

	September 30,
	2023	2022
Deferred tax assets:
Net operating loss carryforwards	$27,996,751	$25,858,311
Research and development credit carryforwards	3,106,675	2,151,942
Amortization	4,692,227	2,897,388
Share-based compensation	226	66,832
Operating lease liability	57,319	71,748
Accrued expenses and other	546,612	314,210
Section 163(j) disallowed interest expense	763,172	—
Property and equipment	—	4,790
Gross deferred tax assets	37,162,982	31,365,221
Less: valuation allowance	(37,100,582)	(31,293,092)
	62,400	72,129
Deferred tax liabilities:
Property and equipment	(7,954)	—
Operating lease right-of-use asset	(54,446)	(72,129)
Net deferred tax assets	$—	$—

Schedule of Effective Income Tax Rate Reconciliation

The Company recorded no income tax expense or benefit for the years ended September 30, 2023 and 2022. A reconciliation of income tax (expense) benefit at the statutory federal income tax rate and income taxes as reflected in the consolidated financial statements is as follows:

	Years ended September 30,
	2023	2022
U.S. federal statutory rate	(21.0)%	(21.0)%
State taxes, net of federal benefit	(7.1)	(6.0)
Change in valuation allowance	30.8	28.1
Research and development credit	(5.1)	(3.0)
Permanent differences	(1.6)	0.7
Foreign tax rate differential	0.3	0.8
State NOLs	3.7	—
Other	0.0	0.4
Effective income tax rate	—%	—%